Intangible assets - Changes in DAC and other intangibles (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Jan. 31, 2019 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / ₫	Dec. 31, 2019 USD ($) $ / ฿	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 USD ($) $ / RM	Dec. 31, 2019 USD ($) $ / Rp	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 USD ($) $ / £	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / ₫	Dec. 31, 2018 USD ($) $ / ฿	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 USD ($) $ / RM	Dec. 31, 2018 USD ($) $ / Rp	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 USD ($) $ / £	Dec. 31, 2018 USD ($) $ / ¥	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($) $ / ₫	Dec. 31, 2017 USD ($) $ / ฿	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 USD ($) $ / RM	Dec. 31, 2017 USD ($) $ / Rp	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 USD ($) $ / £	Dec. 31, 2017 USD ($) $ / ¥	Dec. 31, 2017 USD ($)		Jan. 31, 2019 SGD ($)	Jan. 31, 2019 USD ($)
Movements in deferred acquisition costs and intangible assets
At end of year	[1]											$ 17,476
PVIF and other intangibles
Foreign exchange rate				23,227.64	31.05	1.36	4.14	14,140.84	7.84	0.78	6.91			23,017.17	32.30	1.35	4.03	14,220.82	7.84	0.75	6.61			22,716.82	33.91	1.38	4.30	13,383.03	7.79	0.78	6.76
United Overseas Bank Limited
PVIF and other intangibles
Additions		$ 834
Initial fee payable																																		$ 1,150	$ 853
Initial fee payable in 2019		$ 301
Number of instalments | installment		2
Continuing and discontinued operations
Movements in deferred acquisition costs and intangible assets
At beginning of year	[1],[2]	$ 15,185										15,185										$ 14,896
At end of year												17,476										15,185	[1],[2]									$ 14,896	[1],[2]
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of year		14,865										14,865
At end of year												17,409										14,865
Assumption for long-term investment returns (as a percent)			7.40%
Shareholder-backed | Software
Movements in deferred acquisition costs and intangible assets
Disposals and transfers												5
PVIF and other intangibles
Additions												51
Amortisation												(33)
Foreign exchange losses												2
Intangible assets			$ 85	$ 85	$ 85	$ 85	$ 85	$ 85	$ 85	$ 85	$ 85	85	$ 70	$ 70	$ 70	$ 70	$ 70	$ 70	$ 70	$ 70	$ 70	70
Shareholder-backed | Jackson (US insurance operations)
Movements in deferred acquisition costs and intangible assets
Assumption for long-term investment returns (as a percent)			7.40%										7.40%
Shareholder-backed | Continuing and discontinued operations
Movements in deferred acquisition costs and intangible assets
At beginning of year		15,008										15,008										14,700
Demerger of UK and Europe operations												(143)
Additions												2,601										1,666
Amortisation to the income statement												451										(1,526)
Adjusted IFRS operating profit based on longer-term investment returns												(792)										(1,370)
Non-operating profit (loss)												1,243										(156)
Disposals and transfers												(11)										(19)
Exchange differences and other movements												134										(141)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income												(631)										328
At end of year												17,409										15,008										14,700
PVIF and other intangibles
Intangible assets			$ 3,170	3,170	3,170	3,170	3,170	3,170	3,170	3,170	3,170	3,170	$ 2,151	2,151	2,151	2,151	2,151	2,151	2,151	2,151	2,151	2,151
Shareholder-backed | Continuing and discontinued operations | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of year		2,151										2,151
Demerger of UK and Europe operations												(9)
Additions												1,179
Amortisation to the income statement												(243)
Adjusted IFRS operating profit based on longer-term investment returns												(238)
Non-operating profit (loss)												(5)
Disposals and transfers												(11)										(19)
Exchange differences and other movements												103
At end of year												3,170										2,151
PVIF and other intangibles
Additions												1,179										307
Amortisation												(243)										(244)
Intangible assets			3,170	3,170	3,170	3,170	3,170	3,170	3,170	3,170	3,170	3,170	2,151	2,151	2,151	2,151	2,151	2,151	2,151	2,151	2,151	2,151		$ 2,209	$ 2,209	$ 2,209	$ 2,209	$ 2,209	$ 2,209	$ 2,209	$ 2,209	2,209
Shareholder-backed | Continuing and discontinued operations | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of year		1,610										1,610
Additions												615
Amortisation to the income statement												(257)
Adjusted IFRS operating profit based on longer-term investment returns												(257)
Exchange differences and other movements												31
At end of year												1,999										1,610
Shareholder-backed | Continuing and discontinued operations | Jackson (US insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of year		11,113										11,113
Additions												807
Amortisation to the income statement												951
Adjusted IFRS operating profit based on longer-term investment returns												(297)
Non-operating profit (loss)												1,248
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income												(631)
At end of year												12,240										11,113
Shareholder-backed | Continuing and discontinued operations | UK and Europe insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of year		$ 134										134
Demerger of UK and Europe operations												(134)
At end of year																						134
Distribution rights
PVIF and other intangibles
Intangible assets			3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000	3,000
Distribution rights | Shareholder-backed | Continuing and discontinued operations | PVIF and other intangibles
PVIF and other intangibles
Additions												1,110										242
Amortisation												(196)										(190)
Intangible assets			2,971	2,971	2,971	2,971	2,971	2,971	2,971	2,971	2,971	2,971	1,959	1,959	1,959	1,959	1,959	1,959	1,959	1,959	1,959	1,959		$ 2,003	$ 2,003	$ 2,003	$ 2,003	$ 2,003	$ 2,003	$ 2,003	$ 2,003	$ 2,003
Distribution rights and other intangible assets | Shareholder-backed | Continuing and discontinued operations
PVIF and other intangibles
Intangible assets			$ 3,132	$ 3,132	$ 3,132	$ 3,132	$ 3,132	$ 3,132	$ 3,132	$ 3,132	$ 3,132	$ 3,132	$ 2,108	$ 2,108	$ 2,108	$ 2,108	$ 2,108	$ 2,108	$ 2,108	$ 2,108	$ 2,108	$ 2,108

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations